Income Taxes - Additional Information (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax [Line Items]
Income taxes paid net	$ 8,956	$ 15,526	$ 54
Indefinitely [Member] | Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carry forward	$ 284,470